Business Combinations	12 Months Ended
Dec. 31, 2021
Business Combinations
Business Combinations

31.Business Combinations

For acquisitions that meet the definition of a business combination, the Group applies the acquisition method of accounting where assets acquired and liabilities assumed are recorded at fair value at the date of each acquisition, and the results of operations are included with those of the Group from the dates of the respective acquisitions. Where acquisitions are completed close to the end of the reporting period accounting for the business combination may be incomplete for valuation of assets and liabilities such that the amounts recognized in the financial statements for the business combination are determined only provisionally. There were three acquisitions during the year ended December 31, 2021. Had these businesses been acquired on January 1, 2021, the amount of revenue and loss after tax for the year ended December 31, 2021 for the Group would have been approximately $1,583 million and $24 million, respectively.

Skysites Holdings S.A.

IHS Holding Limited acquired 100% of the share capital of Skysites Holdings S.A. (“Skysites”), a telecommunications services provider, with related passive infrastructure and ground leases on January 6, 2021. The acquisition is consistent with the Group’s strategy to expand in selected geographic areas.

The goodwill of $26.9 million arising from the acquisition is attributable to the enhanced market presence in Brazil, the complementary service offering and closer alignment to certain customers as it relates to their future deployments. The goodwill recognized is currently expected to be deductible for income tax purposes.

The following table summarizes the consideration paid and the fair value of assets and liabilities acquired at the acquisition date, and the amounts of revenue and loss of the acquiree since the acquisition date included in the consolidated statement of income/(loss) and other comprehensive income/(loss).

2021
$’000

Gross consideration	40,611
Less: contingent consideration*	(4,169)
Less: cash in business at the date of acquisition	(2,775)
Net cash consideration	33,667

Identifiable assets acquired and liabilities assumed:
Towers and tower equipment	11,276
Land	15
Furniture and office equipment	11
Capital work in progress	535
Customer related intangible asset	4,703
Right of use asset	9,675
Trade and other receivables	713
Trade and other payables	(1,132)
Provisions for other liabilities and charges	(2,548)
Lease liabilities	(10,071)
Deferred tax	(2,205)
Total identifiable net assets acquired	10,972

Goodwill	26,864

Revenue — post‑acquisition	4,041
Loss — post‑acquisition	(142)

*Contingent consideration consists of $4.2 million of consideration due at a future date which is recognized at fair value on the date of acquisition. The contingent consideration relates to a pay-out if a certain number of sites were rolled out post-acquisition and the quality of the acquired sites. As at December 31, 2021 certain contingencies were not met and $1.3 million of the contingent consideration was released to the consolidated statement of loss and other comprehensive income in 2021, refer to note 9. $2.9 million remains as contingent consideration.

Centennial Towers Colombia, S.A.S. and Centennial Towers Brasil Cooperatief U.A.

IHS Holding Limited acquired 100% of the share capital of Centennial Towers Colombia, S.A.S. and Centennial Towers Brasil Cooperatief U.A. (together “Centennial”), a telecommunications services provider, with related passive infrastructure and ground leases in two parts, on March 19, 2021 and on April 8, 2021, respectively. The acquisition is consistent with the Group’s strategy to expand in selected geographic areas.

The goodwill of $11.7 million and $36.5 million arising from the Centennial Towers Colombia, S.A.S. and Centennial Towers Brasil Cooperatief U.A. acquisitions respectively, is attributable to the enhanced market presence in Brazil and Colombia and closer alignment to certain customers in those markets as it relates to their future deployments. None of the goodwill recognized is currently expected to be deductible for income tax purposes.

The following table summarizes the consideration paid and the fair value of assets and liabilities acquired at the acquisition date, and the amounts of revenue and loss of the acquiree since the acquisition date included in the consolidated statement of income/(loss) and other comprehensive income/(loss).

	Brazil	Colombia	Total
	2021	2021	2021
	$’000	$’000	$’000

Gross consideration	93,900	47,051	140,951
Less: cash in business at the date of acquisition	(260)	(659)	(919)
Net cash consideration	93,640	46,392	140,032

Identifiable assets acquired and liabilities assumed:
Towers and tower equipment	43,890	14,074	57,964
Land	407	546	953
Furniture and office equipment	65	17	82
Capital work in progress	628	500	1,128
Right of use asset	22,273	9,761	32,034
Customer related intangible asset	35,422	32,599	68,021
Network related intangible asset	594	321	915
Software	495	1	496
Trade and other receivables	2,363	3,023	5,386
Trade and other payables	(1,471)	(3,646)	(5,117)
Provisions for other liabilities and charges	(5,272)	(527)	(5,799)
Lease liabilities	(24,028)	(10,458)	(34,486)
Tax payable	(2,809)	(625)	(3,434)
Deferred tax	(15,374)	(10,907)	(26,281)
Total identifiable net assets acquired	57,183	34,679	91,862

Goodwill	36,457	11,713	48,170

Revenue — post‑acquisition			9,515
Loss — post‑acquisition			(3,961)

FiberCo Soluções de Infraestrutura S.A.

IHS Netherlands BR B.V. (“IHS BR BV”), a subsidiary of IHS Holding Limited, completed a deal with TIM S.A to acquire a controlling interest in FiberCo Soluções de Infraestrutura S.A. (“I-Systems”) on November 16, 2021. This includes TIM secondary fiber network and assets as well as the provision of fiber optic infrastructure services as an Open Fiber Network Service Provider. FiberCo will operate under the name of I-Systems. The acquisition is consistent with the Group’s strategy to expand in selected geographic areas.

IHS owns a 51% stake in I-Systems and TIM the remaining 49%. The initial asset base of I-Systems includes TIM’s secondary network infrastructure, covering 3.5 million Fiber-to-the-Home and 3.4 million Fiber-to-the-Cabinet households, resulting in a total of 6.4 million households covered (allowing for 570 thousand homes of overlapping coverage). I-Systems is responsible for the deployment of new secondary fiber infrastructure for TIM, and the operation and maintenance of all such fiber infrastructure. TIM continues as the anchor tenant across the network under a long-term master services agreement. Certain services will be provided to I-Systems by TIM under a Transition Services Arrangement.

The accounting for the business combination is incomplete for valuation of all assets, liabilities and contingent consideration. The amounts recognized in the financial statements for the business combination thus have been determined only provisionally with no value attributed to separately identifiable acquired intangible assets and network assets recognized at the original depreciated cost to I-Systems as management’s current best estimate of fair value.

The provisional goodwill of $173.8 million arising from the I-Systems acquisition is largely attributable to customer relationships and the entry into a new service offering for IHS. None of the goodwill recognized is currently expected to be deductible for income tax purposes.

The following table summarizes the consideration paid and the fair value of assets and liabilities acquired at the acquisition date, and the amounts of revenue and loss of the acquiree since the acquisition date included in the consolidated statement of income/(loss) and other comprehensive income/(loss).

2021
$’000

Gross consideration*	266,739
Less: deferred consideration	(64,474)
Net cash consideration	202,265

Capital injection**	42,996

Identifiable assets acquired and liabilities assumed:
Network assets	220,950
Cash	44,872
Capital work in progress	3,832
Software	539
Trade and other receivables	8,498
Trade and other payables	(5,764)
Loans payable	(6,457)
Total identifiable net assets acquired	266,470

Non-controlling interest	130,570

Goodwill	173,835

Revenue — post‑acquisition	5,426
Loss — post‑acquisition	(3,341)

* Excluding contingent consideration subject to completion of business combination accounting.

** The capital injection relates to a payment made to I-Systems for the issuance of new share capital as part of the acquisition agreement to achieve the agreed shareholding structure post acquisition.

IHS Kuwait Limited

In the 2020 financial year IHS GCC KW Holding Limited (‘IHS GCC KW’), a subsidiary of IHS Holding Limited completed the first two stages of the acquisition of 1,620 towers from Mobile Telecommunications Company K.S.C.P. (‘Zain Kuwait’) comprising 1,162 towers. During April and October 2021 IHS GCC KW completed the third and fourth stages of the acquisition of 1,620 towers from Zain Kuwait comprising 67 and 126 towers respectively.

The remaining 265 towers are managed and operated under a Managed Services agreement until such time as these towers can legally be transferred. IHS GCC KW transferred the purchase right to IHS Kuwait Limited for the Construction, Erection and Maintenance of Wired and Wireless Communication and Radar Towers and Stations / With Limited Liability (‘IHS Kuwait’) who operates the towers as a standalone business. As part of the agreement, IHS Kuwait also assumed existing supplier contracts and land leases, allowing it to apply the Group business processes and deliver services immediately after the assignment of the towers. As part of the agreement, Zain Kuwait subscribed for shares in IHS GCC KW representing 30 per cent of the share capital of IHS GCC KW by issuing a loan note to IHS GCC KW. The acquisition is consistent with the Group’s strategy to expand in selected geographic areas.

The initial transaction completed during 2020 met the definition of a business as defined, and was accounted for as a business combination. The towers acquired in the two stages during 2021 are accounted for as asset acquisitions.

The goodwill of $13.1 million arising from the acquisition in 2020 is attributable to the entry into a new geographical market for IHS, the application of the Group’s expertise and processes which is anticipated to deliver additional value from the acquired assets through high service levels, and value in customer related intangible assets beyond their contractual life.

The following table summarizes the consideration paid and the fair value of assets and liabilities acquired at the acquisition dates of the 1,162 towers acquired in 2020 and the 193 towers acquired in 2021, and the amounts of revenue and loss of the acquiree since the acquisition date included in the consolidated statement of loss and other comprehensive income.

	2021	2020
	$’000	$’000

Gross consideration	12,248	117,367
Less: consideration received in exchange for a retained 30% interest (by Zain Kuwait) in IHS GCC KW	(1,837)	(14,927)
Net consideration for 70% controlling interest in the acquired towers	10,411	102,440
Less: contingent and deferred consideration (note payable to Zain)*	—	(25,202)
Net cash consideration for 70% controlling interest	10,411	77,238

Identifiable assets acquired and liabilities assumed:
Towers and tower equipment	7,902	33,061
Right of use assets	—	10,372
Customer related assets	5,449	41,878
Network-related assets	1,877	14,424
Trade and other receivables	872	14,318
Trade and other payables	(3,852)	(1,249)
Lease liabilities	—	(8,580)
Total identifiable net assets acquired (at 100%)	12,248	104,224
Goodwill	—	13,143

Determination of non-controlling interest
Total identifiable net assets acquired (at 100%)	12,248	104,224
Shareholder funding provided by the Group and external debt**	(6,124)	(48,730)
Settlement for lease prepayment funded post acquisition	—	(5,738)
Total identifiable net assets acquired for purposes of non-controlling interest	6,124	49,756

Non-controlling interest portion of above at 30%	1,837	14,927

Revenue — post‑acquisition	n.a.	21,713
Loss — post‑acquisition	n.a.	(2,466)

* Contingent and deferred consideration consists of $25.2 million of consideration due at a future date which is recognized at fair value on the date of acquisition. The deferred consideration was payable within 18 months from the completion of the transaction and was paid during 2021. The contingent consideration was potentially payable within 24 months from the completion of the transaction, or earlier, should the Group enter into other tower acquisitions in MENA. The contingencies were not met and the contingent consideration was released to the consolidated statement of loss and other comprehensive income in 2021, refer to note 9.

**This was shareholder funding provided by the Group and recorded as short term liabilities in IHS GCC KW. These funds were loaned to IHS Kuwait to fund the acquisition of the towers from Zain. This short term liability was subsequently replaced by external debt (refer to note 22).

IHS Brasil Cessão de Infraestruturas S.A.

IHS Holding Limited acquired 100% of the share capital of IHS Brasil Cessão de Infraestruturas Limitada, a telecommunications infrastructure services provider, with related passive infrastructure and ground leases on February 18, 2020. The acquisition is consistent with the Group’s strategy to expand in selected geographic areas.

The goodwill of $218.9 million arising from the acquisition is attributable to the entry into a new geographical market for IHS, and value in customer related intangible assets beyond their contractual life. None of the goodwill recognized is currently expected to be deductible for income tax purposes.

The following table summarizes the consideration paid and the fair value of assets and liabilities acquired at the acquisition date, and the amounts of revenue and profit of the acquiree since the acquisition date included in the consolidated statement of income and other comprehensive income.

2020
$’000

Gross consideration	506,778
Less: cash in business at the date of acquisition	(41,111)
Net cash consideration	465,667

Identifiable assets acquired and liabilities assumed:
Towers and tower equipment	111,327
Land and buildings	566
Furniture and office equipment	305
Capital work in progress	4,970
Right of use asset	119,339
Customer related intangible asset	282,412
Network-related assets	22,407
Other intangible assets	33
Deferred tax assets	8,347
Trade and other receivables	14,615
Trade and other payables	(24,123)
Income tax payable	(1,538)
Borrowings	(46,356)
Provisions for other liabilities and charges	(15,437)
Lease liabilities	(123,071)
Deferred tax liabilities	(107,016)
Total identifiable net assets acquired	246,780

Goodwill	218,887

Revenue — post‑acquisition	30,185
Loss — post‑acquisition	(296)